DERIVATIVE FINANCIAL INSTRUMENTS - Foreign Exchange Contracts (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ 9,915,000,000	$ 1,243,000,000
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	1,652,000,000	1,243,000,000
Foreign exchange contracts | Australian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ 184,000,000	$ 191,000,000
Average exchange rate	0.75	0.76
Foreign exchange contracts | Brazilian real
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ 35,000,000	$ 0
Average exchange rate	0.25	0.00
Foreign exchange contracts | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ 131,000,000	$ 90,000,000
Average exchange rate	1.29	1.33
Foreign exchange contracts | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ 940,000,000	$ 785,000,000
Average exchange rate	0.76	0.78
Foreign exchange contracts | Chinese Yuan
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ (15,000,000)	$ (11,000,000)
Average exchange rate	0.14	0.15
Foreign exchange contracts | Euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ 44,000,000	$ 35,000,000
Average exchange rate	1.18	1.18
Foreign exchange contracts | Indian Rupees
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ 188,000,000	$ 154,000,000
Average exchange rate	0.01	0.01
Foreign exchange contracts | Japanese Yen
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ 4,000,000	$ 3,000,000
Average exchange rate	0.01	0.01
Foreign exchange contracts | Mexican Pesos
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ (5,000,000)	$ (5,000,000)
Average exchange rate	0.05	0.05
Foreign exchange contracts | Norwegian Krone
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ 53,000,000	$ 0
Average exchange rate	0.13	0.00
Foreign exchange contracts | South Africa Rand
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ 3,000,000	$ 1,000,000
Average exchange rate	0.07	0.08
Foreign exchange contracts | Swedish Krona
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ 94,000,000	$ 0
Average exchange rate	0.13	0.00
Foreign exchange contracts | Swiss Franc
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount (U.S. Dollars)	$ (4,000,000)	$ 0
Average exchange rate	1.00	0.00